PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant and equipment follow.

	March 31, 2020	December 31, 2019
	(In thousands)
Gathering and processing systems and related equipment	$2,193,225	$2,182,950
Construction in progress	73,040	78,716
Land and line fill	10,440	10,137
Other	59,014	54,595

Total	2,335,719	2,326,398
Less accumulated depreciation	465,636	443,909

Property, plant and equipment, net	$1,870,083	$1,882,489

Details on property, plant and equipment follow.

	December 31, 2019	December 31, 2018
	(In thousands)
Gathering and processing systems and related equipment	$2,182,950	$2,155,325
Construction in progress	78,716	137,920
Land and line fill	10,137	11,748
Other	54,595	47,319

Total	2,326,398	2,352,312
Less accumulated depreciation	443,909	388,213

Property, plant and equipment, net	$1,882,489	$1,964,099

Schedule of long-lived asset impairments
During 2019, 2018 and 2017, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Long-lived asset impairment:
Williston Basin	$10	$3,972	$101,961
Piceance Basin	14,162	1,004	697
DJ Basin	34,913	9	—
Barnett Shale	9,629	—	—
Utica Shale	—	1,440	878
Permian Basin	726	761	—

Schedule of depreciation expense and capitalized interest costs	Depreciation expense and capitalized interest follow.

	Three months ended March 31,
	2020	2019
	(In thousands)
Depreciation expense	$21,698	$19,820
Capitalized interest	491	1,915
Depreciation expense and capitalized interest follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Depreciation expense	$78,489	$74,674	$75,382
Capitalized interest	6,974	8,497	2,579